Interest Income	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Interest Income
30	INTEREST INCOME

Composition	12/31/2022	12/31/2021	12/31/2020
Interest income
For cash and bank deposits	400,119	25,670	376,848
For government securities	208,959,332	14,675,564	18,885,906
For debt securities	193,000	589,978	4,727,847
For loans and other financing
Non-financial public sector	1,513,955	3,536,706	8,683,273
Financial public sector	535,913	1,316,788	2,975,732
Non-financial private sector
Overdrafts	25,399,566	15,724,089	31,792,681
Documents	25,583,152	18,258,697	13,991,383
Mortgage loans	37,615,857	29,769,780	23,739,549
Pledge loans	2,976,314	2,071,557	1,399,622
Personal loans	89,374,385	93,771,254	96,117,390
Credit cards	40,706,936	28,693,425	33,844,187
Leases	344,679	164,127	167,700
Other	26,929,464	30,183,128	38,851,829
For repo transactions
BCRA	12,635,845	16,524,972	20,498,507
Other financial institutions	648,984	102,615	281,310

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at amortized cost	473,817,501	255,408,350	296,333,764

Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI From debt government securities	138,647,873	183,718,165	165,519,762

Subtotal Interest and adjustment for the application of the effective interest rate of financial assets measured at fair value through OCI	138,647,873	183,718,165	165,519,762

Total	612,465,374	439,126,515	461,853,526